LONG-TERM LOANS AND CREDIT LINES	12 Months Ended
Dec. 31, 2024
Long-Term Debt, by Current and Noncurrent [Abstract]
LONG-TERM LOANS AND CREDIT LINES
NOTE 8 -	LONG-TERM LOANS AND CREDIT LINES

	Total balance amount as of year ended December 31
	2024	2023	Rate		Duration
Israel

Gov guaranteed loans (see a)	$3,990	$4,707	7.75	%(*)	5-10
Commercial loans (see b)	2,171	2,601	7.15	%(*)	7

USA

Commercial loans (see c)	6,285	7,076	3.75% - 4.2%		5-10
Line of Credit (see d)	4,350	12,137	7.25%-8.6	%(*)	Revolving
Machinery finance loans (see e)	575	712	6.65%		5
	$17,371	$27,224

(*) As of December 31, 2024

a.
TAT received several loans from the Israeli banks (with a guaranty from the Israeli government)  during 2020 and 2021 in an aggregate amount of $6.3 million. The loans bear annual interest (Prime Rate +1.5%) which are paid in equal monthly installments as of April 2021 through February 2031, The aforementioned loans were received in NIS.

b.
In March 2022, TAT received a loan from a commercial bank in the amount of $3.7 million. The loan bears annual interest (Prime Rate +0.9%) and paid in equal monthly installment as of April 2022 through March 2029.

c.
In May 2022 TAT a US subsidiary received a loan from a commercial bank in the US in the amount of $3 million. The loan is secured with a first-degree lien on the US subsidiary's equipment. The loan bears an annual interest which is paid in equal monthly installments until 2029. in August 2022, another TAT US subsidiary received a long-term loan of $5 million from a commercial bank in the US. The loan bears an annual interest which is paid in equal monthly installments until August 2032. The loan is secured with a first-degree lien on the US subsidiary's equipment.

d.
In February 2022 TAT a US subsidiary received a credit line from a US commercial bank in the amount of $7 million with a maturity date of February 2024 carry an interest of WSJP+0.1%. In February 2024, the US subsidiary signed a new loan contract extending the existing line of credit by 2 years and securing an additional credit in the amount of $7 million (total line of credit of $14 million), As of December 31, 2024, the Company utilized $2.85 million from this credit line.

In March 2022, another TAT subsidiary received a credit line of $5 million from a commercial bank in the US. This credit line bears an initial annual fixed interest of 2.9%. In April 2024, the US subsidiary signed a contract extending the existing line of credit by 2 years. This credit line bears annual fixed interest of 7.25% As of December 31, 2024, the Company utilized $1.5 million from this credit line.

e.	TAT subsidiary received loans from Machinery Finance in the total amount of $0.7 million. The loans bear annual interest which are paid in equal monthly installments until 2028.

f.
By June 2023 TAT secured another short-term line of credit from an Israeli bank for $4.5 million. The company’s building and land in Kiryat Gat serve as collateral for this loan. As of December 31, 2024, the Company has not utilized this credit line.

In respect of the credit lines and the loans in a, c and d above, the Company and its subsidiaries are required to meet certain financial covenants. As of December 31, 2024 the Company and its subsidiaries met all its covenants

Maturities on long-term loans are as follows:

Year	Amount
2025	2,083
2026	2,065
2027	3,263
2028	1,863
2029 and after	3,747
$13,021

The Carrying value of the Company’s long-term debt approximates its fair value, except for the following:

	Fair value		Carrying Amount
	2024	2023	2024	2023

The TAT subsidiary loan at c above	$1,953	$2,473	$2,224	$2,447
The other TAT subsidiary loan at c above	$3,566	$4,486	$4,061	$4,412